Leases	12 Months Ended
Dec. 31, 2020
ASU 2016-02 Transition [Abstract]
LEASES

Note 11—LEASES

Leases are classified as operating leases or finance leases in accordance with FASB ASC 842. The Group’s operating leases mainly relats to office facilities. For leases with terms greater than 12 months, the Group records the related right-of-use asset and lease liability at the present value of lease payments over the term. The right of use Asset is amortized using the straight-line method over the life of the lease. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

As of December 31, 2020, the weighted average remaining lease term was 1.99 years and the weighted average discount rate was 4.75% for the Group’s operating leases. The Group’s lease costs are included within cost of revenue, and selling and administrative expenses on the consolidated statements of operations. For the year ended December 31, 2020, the lease cost amounted to $578,689.

As of December 31, 2019, the weighted average remaining lease term was 3.75 years and the weighted average discount rate was 4.75% for the Group’s operating leases. The Group’s lease costs are included within selling and administrative expenses on the consolidated statement of operations. For the year ended December 31, 2019, the lease cost amounted to $63,749.

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases are as follows as of December 31, 2020:

Year ended December 31, 2020	Amount
2021	$783,955
2022	539,558
2023	154,367
2024	11,723
2025	-
thereafter	-
Total undiscounted future minimum lease payments	1,489,603
Less: Amounts representing interest	(72,619)
Total present value of operating lease liabilities	1,416,984
Less: current portion of operating lease liabilities	(736,854)
Non-current portion of operating lease liabilities	$680,130